Share Based Compensation - Schedule of Movements in the number of RSUs and Awarded Shares (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
2017 Restricted Share Scheme and 2017 Option Plan
Disclosure of Share-based Compensation [Line Items]
Number of RSUs outstanding beginning balance	8,141,664	7,172,472
Anti-dilution adjustments	719,968
Granted	5,335,010	1,234,514	7,172,472
Forfeited	(472,542)	(265,322)
Number of RSUs oustanding ending balance	13,724,100	8,141,664	7,172,472
Expected to vest as of December 31	10,318,030	5,797,563	4,583,524
Share-based Compensation Plans | Tencent Holdings Limited
Disclosure of Share-based Compensation [Line Items]
Number of RSUs outstanding beginning balance	430,418	731,814	797,355
Granted		24,503	222,800
Forfeited	(4,718)	(9,013)	(1,707)
Number of RSUs oustanding ending balance	187,948	430,418	731,814
Expected to vest as of December 31	166,321	361,943	658,633
Vested and transferred	(237,752)	(316,886)	(286,634)